SHORT-TERM INVESTMENTS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SHORT-TERM INVESTMENTS
Summary of short-term investments

The Group’s short-term investments are presented on the consolidated balance sheets as follows:

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Money market funds	1,169,741	—
Financial assets at fair value through profit or loss	—	17,501
Total	1,169,741	17,501

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Money market funds	1,169,741	7,894
Financial assets at fair value through profit or loss	—	5,479
Total	1,169,741	13,373